UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
1/31/18 (Unaudited)

	Shares	Value

Global Sector Funds (99.6%)(a)

Putnam Global Consumer Fund Class Y(AFF)	264,606	$6,146,807

Putnam Global Financials Fund Class Y(AFF)	422,157	6,049,506

Putnam Global Health Care Fund Class Y(AFF)	59,429	3,365,463

Putnam Global Industrials Fund Class Y(AFF)	139,298	3,364,054

Putnam Global Natural Resources Fund Class Y(AFF)	181,006	3,163,987

Putnam Global Technology Fund Class Y(AFF)	126,449	4,805,078

Putnam Global Telecommunications Fund Class Y(AFF)	47,255	800,497

Putnam Global Utilities Fund Class Y(AFF)	59,070	790,941

Total global sector funds (cost $25,628,810)		$28,486,333

Fixed Income Funds (0.4%)(a)

Putnam Government Money Market Fund Class G(AFF)	122,110	$122,110

Total fixed income funds (cost $122,110)		$122,110

Total investments (cost $25,750,920)		$28,608,443

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent "Accounting Standards Codification 820 Fair Value Measurements and Disclosures".
(a)	Percentages indicated are based on net assets of $28,606,037.
(AFF)	Affiliated company. Transactions during the period with a company which is under common ownership or control, or companies in which the fund owned at least 5% of the voting securities, were as follows:

Name of affiliates	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding 1/31/18	Fair value as of 1/31/18
Putnam Global Consumer Fund Class Y	$5,483,819	$603,584	$340,749	$48,333	$120,957	$53,283	$346,870	264,606	$6,146,807
Putnam Global Financials Fund Class Y	5,489,885	464,550	314,852	91,778	—	76,967	332,956	422,157	6,049,506
Putnam Global Health Care Fund Class Y	3,106,503	627,936	165,748	23,505	414,672	10,662	(213,890)	59,429	3,365,463
Putnam Global Industrials Fund Class Y	3,027,672	299,362	212,850	20,778	109,582	37,290	212,580	139,298	3,364,054
Putnam Global Natural Resources Fund Class Y	2,940,938	302,620	269,853	27,612	—	15,790	174,492	181,006	3,163,987
Putnam Global Technology Fund Class Y	4,422,161	554,299	247,028	—	277,368	77,443	(1,797)	126,449	4,805,078
Putnam Global Telecommunications Fund Class Y	746,421	63,561	67,700	3,815	—	5,787	52,428	47,255	800,497
Putnam Global Utilities Fund Class Y	821,687	57,582	65,182	4,072	—	9,824	(32,970)	59,070	790,941
Putnam Government Money Market Fund Class G	136,099	26,189	40,178	244	—	—	—	122,110	122,110

Totals	$26,175,185	$2,999,683	$1,724,140	$220,137	$922,579	$287,046	$ 870,669		$28,608,443

Security valuation: The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund's financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Global sector funds	$28,486,333	$—	$—
Fixed income funds	122,110	—	—

Totals by level	$28,608,443	$—	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018